OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Noncurrent [Abstract]
Schedule of Other Long-Term Liabilities

at December 31	2017	2016
(millions of Canadian $)

Employee post-retirement benefits (Note 23)	389	448
Fair value of derivative contracts (Note 24)	72	330
Asset retirement obligations	98	108
Guarantees (Note 27)	16	82
Other	152	215
	727	1,183